Cover	Mar. 26, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Purpose. This Amendment Number One to the Current Report on Form 8-K/A (“Form 8-K/A”) is being filed by Value Exchange International, Inc., a Nevada corporation, (“Company”) with the Commission in order to amend and update certain disclosures made in Item 8.01 of the Current Report on Form 8-K, dated September 12, 2023, (the “Initial Form 8-K) filed by the Company. The amended disclosures update and revise disclosures made in Item 8.01 of the Initial Form 8-K about the independence of certain Company directors and the affiliation of certain persons and companies based on a review by the Company’s Board of Directors (as described below). The Initial Form 8-K describes the conversion to shares of Company Common Stock and Warrants to purchase shares of Company Common Stock by Hapi Metaverse, Inc., a Delaware corporation, (“HMI”) of sums owed by the Company to HMI under a Convertible Credit Agreement, dated and effective as of January 27, 2023, (“2023 Credit Agreement”). Except as set forth herein, this Form 8-K/A does not amend or update any other information set forth in the Initial Form 8-K. Board of Directors Determination. On March 21, 2024, the Company’s Board of Directors (“Board”) held a meeting of the Board and determined that Company directors Wong Shui Yeung and Wong Tat Keung are independent directors of the Company under the criteria described below and as of the date of the Board review and as of the date of the conversion of the loan debt by HMI as reported by the Initial Form 8-K. As such, the Board also concluded that in respect of the eight directors of the Company who constituted the Board in September 2023: Company directors Chan Heng Fai, Lum Kan Fai and Robert Trapp, all non-executive directors of the Company, are deem affiliated; Company directors Tan Seng Wee, Tsang Po Yee Bella and Lee Yuen Fong, all executive directors of the Company, are not affiliated with Mr. Chan Heng Fai or his affiliates; and Company directors Wong Shui Yeung and Wong Tat Keung are independent directors. As reported in a Current Report on Form 8-K, dated December 11, 2023, filed by the Company, Lim Sheng Hon Danny was appointed as non-executive director of the Company on December 8, 2023 and become a ninth director to the Board, who is an officer of Alset, Inc., the principal shareholder of HMI and is deem affiliates of Mr. Chan. The request for this Board review was made by Alset Inc. (“Alset”), HMI’s principal shareholder. The criteria used by the Board to determine whether the directors were independent consisted, in part, of the following certifications by Wong Shui Yeung and Wong Tat Keung: (1) Neither the director nor any immediate family member is or has been within the last three (3) years an employee of the Company and no immediate family member is, or has been within the last three years, an executive officer of the Company; (2) Director has not received, and no immediate family member has received, during any twelve-month period within the last three years, more than $100,000 in direct compensation from the Company, other than director and board of director committee fees or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service). Compensation received by an immediate family member for service as an employee of the Company (other than an executive officer) was not considered; (3)(A) Neither the director nor any immediate family member is a current partner of a firm that is the Company’s internal or external auditor or law firm (“Advisors”); (B) Director is not a current employee of any Advisors; (C) Neither director nor an immediate family member is a current employee of any Advisors or participates in any Advisor’s legal engagement, audit, assurance or tax compliance (but not tax planning) practice; or (D) Neither director nor any immediate family member was within the last three years (but is no longer) a partner or employee of any Advisors or personally worked on the Company’s engagement or audit within that time (excluding review as a Director of the Company); (4) Neither director nor any immediate family member is, or has been within the last three years, employed as an executive officer of another company where any of the Company’s present executive officers at the same time serves or served on that company’s compensation committee; and (5) Director is not a current employee, and no immediate family member is a current executive officer, of a company that has made payments to, or received payments from, the Company for property or services in an amount which, in any of the last three fiscal years, exceeds the greater of $1 million, or 2% of such other company’s consolidated gross revenues. Relationships involving a director’s affiliation with another company that account for lesser amounts than those specified in “2” above was not considered to be material relationships that would impair the director’s independence, provided that the related payments for goods or services or in connection with other contractual arrangements are made in the ordinary course of business and on substantially the same terms as those prevailing at the time for comparable transactions with non-affiliated parties. Directors Wong Shui Yeung and Wong Tat Keung are independent directors of Alset, and also serves or has served as an independent director of several entities controlled or affiliated with Mr. Chan. Wong Shui Yeung and Wong Tat Keung serve as independent directors of Alset International Limited, a subsidiary of Alset. Wong Shui Keung is an independent director of DSS, Inc. Mr. Chan is personally and through entities he controls, the largest shareholder of DSS, and also the Chairman of the Board of Directors of DSS. The Board re-examined the relationships of Wong Shui Yeung and Wong Tat Keung with other companies and persons, including HMI and Alset Inc., HMI’s principal shareholder, to determine if any of those relationships impeded the independence of Wong Shui Yeung and Wong Tat Keung. The review by the Company’s Board of Directors was requested by Alset Inc. in order to re-evaluate and clarify the relationship of the Company with HMI; Company directors Wong Shui Yeung, Wong Tat Keung; Alset, Inc.; and Company director Chan Heng Fai.
Document Period End Date	Mar. 26, 2024
Entity File Number	000-53537
Entity Registrant Name	VALUE EXCHANGE INTERNATIONAL, INC.
Entity Central Index Key	0001417664
Entity Tax Identification Number	26-3767331
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10/F, FT Life Tower
Entity Address, Address Line Two	18 Sheung Yuet Road, Kowloon Bay
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	(852)
Local Phone Number	2950 4288
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 602, Block B, 6 Floor
Entity Address, Address Line Two	Shatin Industrial Centre
Entity Address, Address Line Three	5-7 Yuen Shun Circuit
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Entity Address, Postal Zip Code	N.T.